Related Party Transactions and Balances (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of related party [text block] [Abstract]
Rent amount received and repayment to shareholders	$ 2,425,904
Key management remuneration	$ 1,417,266	$ 1,160,293